Class A Common Stock Subject to Possible Redemption	9 Months Ended
Sep. 30, 2022
Temporary Equity Disclosure [Abstract]
Class A Common Stock Subject to Possible Redemption
Note 6 — Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 280,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of September 30, 2022 and December 31, 2021, there were 15,000,000 shares of Class A common stock outstanding subject to possible redemption and are classified outside of permanent equity in the condensed balance sheets.
The Class A common stock subject to possible redemption reflected on the condensed balance sheets is reconciled in the following table:

Gross proceeds	$150,000,000
Less:
Amount allocated to public warrants	(5,100,000)
Class A common stock issuance costs	(13,306,092)
Plus:
Accretion of carrying value to redemption value	18,406,092
Class A common stock subject to possible redemption, December 31, 2021	150,000,000
Subsequent remeasurement of Class A common stock subject to possible redemption	293,649
Class A common stock subject to possible redemption, September 30, 2022	$150,293,649
Note 6 — Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 280,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2021, there were 15,000,000 shares of Class A common stock outstanding subject to possible redemption and are classified outside of permanent equity in the balance sheet.
The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled in the following table:

Gross proceeds from Initial Public Offering	$150,000,000
Less:
Fair value of Public Warrants at issuance	(5,100,000)
Offering costs allocated to Class A common stock subject to possible redemption	(13,306,092)
Plus:
Accretion on Class A common stock subject to possible redemption amount	18,406,092
Class A common stock subject to possible redemption	$150,000,000
Redeemable, Convertible Preferred Stock
The Company has six outstanding series of contingently redeemable convertible preferred stock. The authorized, issued and outstanding shares, issue price, and carrying value as of September 30, 2022, are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,161,362	19.93	188,402
Series E	5,183,957	5,183,957	22.86	118,076
Series F	3,634,210	3,634,210	22.86	83,073
	29,747,033	29,521,810		$480,631
There were no changes in redeemable convertible preferred stock issued and outstanding during the nine months ended September 30, 2022. The holders of preferred shares are entitled to receive dividends on an as converted to common shares basis as if all preferred shares had been converted into common shares on the date of such event. Dividends are cumulative and are payable in arrears at the rate of 8% of the original issue price.
In March 2021, a warrant was exercised for a total issuance of 158,058 Series D preferred shares which led to an increase in redeemable convertible preferred stock of $3,150 during the nine months ended September 30, 2021.
Redemption features of preferred shares are not fixed and do not have a determinable price on fixed or determinable dates. As of September 30, 2022, the preferred shares are not currently redeemable, and it is not probable that the preferred shares will become redeemable, since it is uncertain whether or when circumstances exist that would constitute a deemed liquidation event. Accordingly, the Company has not adjusted the carrying value of the preferred shares to their redemption values.
Redeemable, Convertible Preferred Stock
The Company has six outstanding series of contingently redeemable convertible preferred stock. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2021 and 2020 are as follows (in thousands, except share and per share amounts):

	Year Ended December 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,161,362	19.93	188,402
Series E	5,183,957	5,183,957	22.86	118,076
Series F	3,634,210	3,634,210	22.86	83,073
	29,747,033	29,521,810		$480,631

	Year Ended December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,003,304	19.93	185,252
Series E	5,183,957	5,183,957	22.86	118,076
	26,112,823	25,729,542		$394,408
Redeemable convertible preferred stock issued and outstanding as of December 31, 2021 and 2020, and changes during the years ended December 31, 2021 and 2020, were as follows:

	Redeemable Convertible Preferred Stock
	Series A		Series B		Series C		Series D		Series E		Series F		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2020	4,666,503	$12,230	1,733,370	$18,000	4,142,408	$60,850	10,003,304	$185,252	3,149,745	$71,606	$—	$—	23,695,330	$347,938
Preferred stock issuance, net of costs	—	—	—	—	—	—	—	—	2,034,212	46,470	—	—	2,034,212	46,470
Balance as of December 31, 2020	4,666,503	12,230	1,733,370	18,000	4,142,408	60,850	10,003,304	185,252	5,183,957	118,076	—	—	25,729,542	394,408
Preferred stock issuance, net of costs	—	—	—	—	—	—	158,058	3,150	—	—	3,634,210	83,073	3,792,268	86,223
Balance as of December 31, 2021	4,666,503	$12,230	1,733,370	$18,000	4,142,408	$60,850	10,161,362	$188,402	5,183,957	$118,076	3,634,210	$83,073	29,521,810	$480,631
The Company records all preferred shares net of offering costs at their respective fair values on the dates of issuance. The preferred shares are classified outside of shareholders’ (deficit) equity in the consolidated financial statements, as the preferred shares are redeemable under circumstances that qualify as a deemed liquidation event, which are outside the control of the Company. Upon the occurrence of a liquidation event, such as a voluntary or involuntary liquidation, dissolution or winding up of the Company, merger, consolidation, or change in control, the holders of Series E preferred stock are entitled, on a pari passu basis, to be paid out of the assets of the Company available for distribution before any payment is made to the holders of Series A, B, C, and D preferred shares and then to holders of common shares. In February 2020, the Company closed a Series E follow-on round with the issuance of 2,034,212 Series E preferred shares for net proceeds of $46,470 ($22.86 per share). In March 2021, a warrant was exercised for a total issuance of 158,058 Series D preferred shares and net proceeds of $3,150 ($19.93 per share). In April 2021, the Company closed a Series F round with the issuance of 3,634,210 Series F preferred shares for the net proceeds of $83,073 ($22.86 per share).
The holders of preferred shares are entitled to cast the number of votes equal to the number of whole common shares into which the preferred shares are convertible. The holders of preferred shares also have consent rights, including in a number of cases subject to a separate class vote and a supermajority requirement, over certain actions including, among others (i) alterations or changes to the terms of the preferred shares, (ii) the election of a certain number of directors, including the designation of directors by holders of a specified series of preferred shares or by certain specified individual stockholders, and (iii) repurchases of shares, the authorization or designation of more senior class or series of shares, or certain issuances of new shares.
Preferred shares are convertible at the holder’s option into common shares generally on a share-for-share basis. Each preferred share will be automatically converted into common stock upon either (i) the determination of the holders of certain requisite preferred shares or (ii) a firmly underwritten initial public offering of the Company’s shares that satisfies certain requirements (but not, for the avoidance of doubt, upon a business combination with a special purpose acquisition company, unless such conversion is otherwise effected pursuant to clause (i) above).
The holders of preferred shares are entitled to receive dividends on an as converted to common shares basis as if all preferred shares had been converted into common shares on the date of such event. Dividends are cumulative and are payable in arrears at the rate of 8% of the original issue price. If dividends are payable on common shares, preferred shareholders also receive those dividends as if the preferred shares had been converted to common shares. Series D, E, and F preferred shareholders are entitled to be paid dividends prior to Series A, B, and C, on a pari passu basis.
Redemption features of preferred shares are not fixed and do not have a determinable price on fixed or determinable dates. As of December 31, 2021 and 2020, preferred shares are not currently redeemable, and it is not probable that preferred shares will become redeemable, since it is uncertain whether or when circumstances exist that would constitute a deemed liquidation event. Accordingly, the Company has not adjusted the carrying value of the preferred shares to their redemption values.